SIGNIFICANT ACCOUNTING POLICIES (Schedule of Revenues Segments) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Accounting Policies Line Items
Total revenues	$ 534,376	$ 483,310	$ 431,542
Airport security [Member]
Accounting Policies Line Items
Total revenues	421,818	362,799	309,335
Other aviation related services [Member]
Accounting Policies Line Items
Total revenues	81,106	74,526	66,463
Authentication technology [Member]
Accounting Policies Line Items
Total revenues	$ 31,452	$ 45,985	$ 55,744